Leases	12 Months Ended
Mar. 31, 2012
Text Block [Abstract]
Leases

9	Leases

The Group has two investment properties under rental agreement, and the Group will need to pay a cancellation fee of approximately $8,000 if the Group decides to terminate both the rental agreements before their expiry.

Rental expense for all operating leases amounted to approximately $397,000, $191,000 and $108,000 for the fiscal years ended March 31, 2010, 2011 and 2012, respectively.